Other income and expenses (Tables)	9 Months Ended
Sep. 30, 2020
Other income and expenses
Schedule of other operating income

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2019	2020	2019	2020
Government grants	363	535	1,833	1,940
Income from the reversal of provisions	—	—	89	—
Gain on disposal of property, plant and equipment	532	—	532	—
Others	40	144	169	485
Total other operating income	935	679	2,623	2,425

Schedule of other operating expenses

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2019	2020	2019	2020
Currency losses	—	23	2	60
Others	—	30	—	131
Total other operating expenses	—	53	2	191